Shareholder Report, Holdings (Details)	Feb. 28, 2026
SoFi Agentic AI ETF | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
SoFi Agentic AI ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SoFi Agentic AI ETF | Deere & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SoFi Agentic AI ETF | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SoFi Agentic AI ETF | Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SoFi Agentic AI ETF | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SoFi Agentic AI ETF | Baidu Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SoFi Agentic AI ETF | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SoFi Agentic AI ETF | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SoFi Agentic AI ETF | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SoFi Agentic AI ETF | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
SoFi Agentic AI ETF | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
SoFi Agentic AI ETF | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
SoFi Agentic AI ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
SoFi Agentic AI ETF | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SoFi Agentic AI ETF | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SoFi Agentic AI ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SoFi Enhanced Yield ETF | United States Treasury Bill - 3.48%, 07/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
SoFi Enhanced Yield ETF | United States Treasury Bill - 3.63%, 05/12/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
SoFi Enhanced Yield ETF | United States Treasury Bill - 3.61%, 06/11/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
SoFi Enhanced Yield ETF | United States Treasury Bill - 3.54%, 09/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
SoFi Enhanced Yield ETF | United States Treasury Bill - 3.64%, 04/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
SoFi Enhanced Yield ETF | United States Treasury Bill - 3.53%, 08/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 03/27/2026; Exercise Price: $5,500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 03/27/2026; Exercise Price: $7,450.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 03/27/2026; Exercise Price: $7,400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 03/27/2026; Exercise Price: $5,550.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SoFi Enhanced Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SoFi Enhanced Yield ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
SoFi Enhanced Yield ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SoFi Enhanced Yield ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
SoFi Select 500 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
SoFi Select 500 ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SoFi Select 500 ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SoFi Select 500 ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SoFi Select 500 ETF | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SoFi Select 500 ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SoFi Select 500 ETF | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SoFi Select 500 ETF | Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SoFi Select 500 ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SoFi Select 500 ETF | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SoFi Select 500 ETF | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SoFi Select 500 ETF | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
SoFi Select 500 ETF | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SoFi Select 500 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
SoFi Select 500 ETF | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SoFi Select 500 ETF | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
SoFi Select 500 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SoFi Select 500 ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SoFi Select 500 ETF | Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SoFi Select 500 ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SoFi Select 500 ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SoFi Select 500 ETF | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SoFi Select 500 ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SoFi Select 500 ETF | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SoFi Select 500 ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SoFi Select 500 ETF | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SoFi Select 500 ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SoFi Select 500 ETF | Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SoFi Select 500 ETF | Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Select 500 ETF | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SoFi Select 500 ETF | Renewable Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SoFi Social 50 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SoFi Social 50 ETF | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
SoFi Social 50 ETF | Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Social 50 ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SoFi Social 50 ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SoFi Social 50 ETF | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SoFi Social 50 ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SoFi Social 50 ETF | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Social 50 ETF | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Social 50 ETF | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SoFi Social 50 ETF | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
SoFi Social 50 ETF | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
SoFi Social 50 ETF | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SoFi Social 50 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SoFi Social 50 ETF | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
SoFi Social 50 ETF | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
SoFi Social 50 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SoFi Social 50 ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SoFi Social 50 ETF | Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SoFi Social 50 ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SoFi Social 50 ETF | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SoFi Social 50 ETF | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Social 50 ETF | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SoFi Social 50 ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SoFi Social 50 ETF | Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SoFi Social 50 ETF | Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SoFi Social 50 ETF | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%